Supplement to the
Fidelity® Series Commodity Strategy Fund
September 29, 2025
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Principal Investment Strategies" heading.
The Bloomberg Commodity 3 Month Forward Total Return Index is a version of the BCOM where the lead and future contracts look three months ahead of the BCOM index contract calendar. The Bloomberg Commodity 3 Month Forward Total Return Index reflects the returns on a fully collateralized investment in the Bloomberg Commodity 3 Month Forward Index. This combines the returns of the Bloomberg Commodity 3 Month Forward Index with the returns on cash collateral invested using the Secured Overnight Financing Rate (SOFR). The SOFR is a secured overnight interest rate calculated by the Federal Reserve Bank of New York, derived from repurchase agreement transactions collateralized by U.S. Treasury securities.
The following information replaces similar information found in the "Investment Details" section under the "Principal Investment Strategies" heading.
The Bloomberg Commodity 3 Month Forward Total Return Index is a version of the BCOM where the lead and future contracts look three months ahead of the BCOM index contract calendar. The Bloomberg Commodity 3 Month Forward Total Return Index reflects the returns on a fully collateralized investment in the Bloomberg Commodity 3 Month Forward Index. This combines the returns of the Bloomberg Commodity 3 Month Forward Index with the returns on cash collateral invested using the Secured Overnight Financing Rate (SOFR). The SOFR is a secured overnight interest rate calculated by the Federal Reserve Bank of New York, derived from repurchase agreement transactions collateralized by U.S. Treasury securities.
The following information replaces similar information found in the "Additional Index Information" section.
Bloomberg Commodity 3 Month Forward Total Return Index is a version of the Bloomberg Commodity Total Return Index (BCOM) where the lead and future contracts look three months ahead of the BCOM index contract calendar. The Bloomberg Commodity 3 Month Forward Total Return Index reflects the returns on a fully collateralized investment in the Bloomberg Commodity 3 Month Forward Index. This combines the returns of the Bloomberg Commodity 3 Month Forward Index with the returns on cash collateral invested using the Secured Overnight Financing Rate (SOFR). The SOFR is a secured overnight interest rate calculated by the Federal Reserve Bank of New York, derived from repurchase agreement transactions collateralized by U.S. Treasury securities.
SCR-S-PSTK-0626-106 1.905901.106	June 16, 2026
Supplement to the
Fidelity® Commodity Strategy Fund
September 29, 2025
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Principal Investment Strategies" heading.
The Bloomberg Commodity 3 Month Forward Total Return Index is a version of the BCOM where the lead and future contracts look three months ahead of the BCOM index contract calendar. The Bloomberg Commodity 3 Month Forward Total Return Index reflects the returns on a fully collateralized investment in the Bloomberg Commodity 3 Month Forward Index. This combines the returns of the Bloomberg Commodity 3 Month Forward Index with the returns on cash collateral invested using the Secured Overnight Financing Rate (SOFR). The SOFR is a secured overnight interest rate calculated by the Federal Reserve Bank of New York, derived from repurchase agreement transactions collateralized by U.S. Treasury securities.
The following information replaces similar information found in the "Investment Details" section under the "Principal Investment Strategies" heading
The Bloomberg Commodity 3 Month Forward Total Return Index is a version of the BCOM where the lead and future contracts look three months ahead of the BCOM index contract calendar. The Bloomberg Commodity 3 Month Forward Total Return Index reflects the returns on a fully collateralized investment in the Bloomberg Commodity 3 Month Forward Index. This combines the returns of the Bloomberg Commodity 3 Month Forward Index with the returns on cash collateral invested using the Secured Overnight Financing Rate (SOFR). The SOFR is a secured overnight interest rate calculated by the Federal Reserve Bank of New York, derived from repurchase agreement transactions collateralized by U.S. Treasury securities.
The following information replaces similar information found in the "Additional Index Information" section.
Bloomberg Commodity 3 Month Forward Total Return Index is a version of the Bloomberg Commodity Total Return Index (BCOM) where the lead and future contracts look three months ahead of the BCOM index contract calendar. The Bloomberg Commodity 3 Month Forward Total Return Index reflects the returns on a fully collateralized investment in the Bloomberg Commodity 3 Month Forward Index. This combines the returns of the Bloomberg Commodity 3 Month Forward Index with the returns on cash collateral invested using the Secured Overnight Financing Rate (SOFR). The SOFR is a secured overnight interest rate calculated by the Federal Reserve Bank of New York, derived from repurchase agreement transactions collateralized by U.S. Treasury securities.
CSZ-PSTK-0626-100 1.9923081.100	June 16, 2026